Federated Index Trust

Federated Mid-Cap Index Fund

INSTITUTIONAL SERVICE SHARES (TICKER FMDCX)

Federated Max-Cap Index Fund

CLASS C SHARES (TICKER MXCCX)
CLASS R SHARES (TICKER FMXKX)
INSTITUTIONAL SHARES (TICKER FISPX)
INSTITUTIONAL SERVICE SHARES (TICKER FMXSX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2010

Under the heading entitled “Addresses,” please delete information under the sub-heading “Sub-Adviser” and replace it with the following:

“BlackRock Investment Management, LLC, 1 University Square Drive, Princeton, New Jersey 08540-6455.”

September 8, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450945 (9/11)